As filed with the Securities and Exchange Commission on November 29, 2007

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number (811-21824)

Mount Vernon Securities Lending Trust
(Exact name of registrant as specified in charter)

800 Nicollet Mall
Minneapolis, MN 55402
(Address of principal executive offices) (Zip code)

Charles D. Garboldi, Jr.
800 Nicollet Mall Minneapolis, MN 55402
(Name and address of agent for service)

800-677-3863
Registrant's telephone number, including area code

Date of fiscal year end: 12/31/07

Date of reporting period:  09/30/07

Item 1. Schedule of Investments.

Schedule of Investments September 30, 2007 (unaudited), all dollars are rounded to thousands (000)
Mount Vernon Securities Lending Trust Prime Portfolio

DESCRIPTION	PAR	VALUE +

Commercial Paper - 26.5%
Asset-Backed (a) - 9.9%
CAFCO LLC
6.250%, 10/09/2007	$50,000	$49,931
6.150%, 10/11/2007	125,000	124,786
Falcon Asset Securitization
6.050%, 10/05/2007	25,000	24,983
6.300%, 10/10/2007	145,000	144,772
Kitty Hawk Funding
5.150%, 10/05/2007	188,286	188,178
Liquid Funding
5.800%, 10/10/2007 (b)	75,000	74,993
Ranger Funding
6.250%, 10/01/2007	84,000	84,000
6.050%, 10/02/2007	50,299	50,291
5.150%, 10/05/2007	40,000	39,977
Sheffield Receivables
6.050%, 10/01/2007	50,000	50,000
5.350%, 10/02/2007	38,000	37,994
5.250%, 10/05/2007	70,000	69,959
5.300%, 10/15/2007	18,875	18,836
Variable Funding
5.520%, 10/03/2007	70,000	69,979
5.530%, 10/04/2007	95,000	94,956
Windmill Funding
5.200%, 10/22/2007	35,000	34,894
5.170%, 10/23/2007	115,000	114,637
Total Asset-Backed		1,273,166

Non-Asset-Backed - 1.6%
Kommunalkredit
5.780%, 10/05/2007 (a)	48,000	47,969
Societe Generale
5.150%, 11/05/2007	150,000	150,000
		197,969
Secured Liquidity Notes (a) - 15.0%
KKR Atlantic Funding (b) (c) (d)
5.755%, 10/12/2007	211,983	211,983
5.753%, 10/17/2007	85,823	85,823
5.758%, 10/19/2007	85,823	85,823
6.069%, 10/26/2007	81,102	81,102
KKR Pacific Funding
6.069%, 10/26/2007 (b) (c) (d)	18,771	18,771
LEAFS LLC (b) (c)
5.496%, 10/22/2007	49,028	49,028
5.496%, 10/22/2007	128,785	128,785
Ottimo Funding (b) (c) (d)
5.386%, 10/10/2007	35,915	35,915
5.746%, 10/10/2007	97,824	97,824
5.758%, 10/11/2007	73,602	73,602
5.815%, 10/12/2007	85,151	85,151
6.048%, 10/17/2007	88,644	88,644
Rams Funding (b) (c)
6.015%, 10/05/2007	83,624	83,624
5.753%, 10/19/2007	27,435	27,435
5.386%, 10/22/2007	83,437	83,437
5.386%, 10/22/2007	115,730	115,730
5.386%, 10/23/2007	63,451	63,451
5.386%, 10/24/2007	85,959	85,959
5.379%, 10/29/2007	99,946	99,946
5.379%, 10/29/2007	67,633	67,633
5.379%, 10/29/2007	78,352	78,352
Sandlot Funding
5.280%, 10/16/2007	100,000	99,780
Thornburg Mortgage Capital
5.645%, 10/03/2007 (b) (c)	70,000	69,999
Total Secured Liquidity Notes		1,917,797
Total Commercial Paper
(Cost $3,388,932)		3,388,932

Extendible Floating Rate Corporate Notes (b) - 8.7%
Bayerische Landesbank NY
5.196%, 10/24/2007 (a)	188,150	188,150
Dekabank Deutsche Girozentrale
5.400%, 10/19/2007 (a)	76,050	76,050
Depfa Bank
5.754%, 12/17/2007 (a)	128,168	128,168
General Electric Capital
5.878%, 10/17/2007 (a)	52,110	52,110
HBOS Treasury Services
5.790%, 10/01/2007 (a)	101,055	101,055
Jackson National Life Funding
5.843%, 10/15/2007 (a)	76,050	76,050
Merrill Lynch
5.800%, 10/04/2007	126,050	126,050
MetLife Global Funding (a)
5.853%, 10/15/2007	80,840	80,840
5.239%, 10/29/2007	105,140	105,140
Morgan Stanley (a)
5.878%, 10/15/2007	26,050	26,050
5.219%, 10/29/2007	76,060	76,060
WestLB AG New York
5.880%, 10/10/2007 (a)	76,060	76,060
Total Extendible Floating Rate Corporate Notes
(Cost $1,111,783)		1,111,783

Structured Notes (a) (b) - 8.2%
Carlyle Loan Investment Limited (c)
5.803%, 10/15/2007	85,000	85,000
5.640%, 11/30/2007	50,000	50,000
CCN Independence
5.833%, 10/15/2007 (c)	30,400	30,400
CCN Orchard Park
5.878%, 10/09/2007 (c)	26,000	26,000
Cheyne High Grade ABS
5.390%, 11/13/2007 (c)	50,000	50,000
Duke Funding
5.430%, 10/09/2007 (c)	106,550	106,550
5.778%, 10/09/2007	125,000	124,998
Lakeside Funding
6.120%, 10/09/2007 (c)	237,448	237,448
Paragon Mortgages
5.743%, 10/15/2007	23,046	23,046
5.763%, 10/15/2007	89,431	89,431
PYXIS (c)
5.506%, 10/22/2007	50,000	50,000
5.516%, 10/22/2007	40,000	40,000
5.515%, 11/27/2007	50,000	50,000
Shiprock Finance
5.578%, 10/01/2007 (c)	80,000	80,000
Total Structured Notes
(Cost $1,042,873)		1,042,873

Floating Rate Corporate Notes (b) - 4.1%
AllState Life Global Funding II (a)
5.813%, 10/15/2007	100,000	100,000
5.853%, 10/16/2007	100,000	100,000
Genworth Life Insurance Company
5.814%, 10/11/2007 (a)	50,000	50,000
JP Morgan Master Note
5.330%, 10/01/2007	100,000	100,000
Kommunalkredit (a)
5.258%, 12/21/2007	50,000	50,000
5.156%, 10/22/2007	75,000	75,000
PRICOA Global Funding
5.119%, 10/29/2007 (a)	50,000	50,000
Total Floating Rate Corporate Notes
(Cost $525,000)		525,000

Certificates of Deposit - 3.5%
Bank of Scotland
5.100%, 10/31/2007	27,000	27,000
Barclays Bank NY
5.100%, 10/26/2007	50,000	50,000
Natixis
5.415%, 10/01/2007 (b)	175,000	175,000
5.530%, 10/01/2007	200,000	200,000
Total Certificates of Deposit
(Cost $452,000)		452,000

Structured Investment Vehicles (a) - 1.3%
Axon Financial (c) (d)
5.400%, 10/01/2007 (b)	50,000	50,000
5.270%, 10/11/2007	38,000	37,944
Sigma Finance
5.370%, 10/01/2007 (b)	81,000	81,000
Total Structured Investment Vehicles
(Cost $168,944)		168,944

Floating Rate Funding Agreements (b) (c) - 1.0%
Genworth Life Insurance Company
5.440%, 10/19/2007	31,266	31,266
ING USA Annuity
5.410%, 10/12/2007	50,000	50,000
United of Omaha Life Insurance Company
5.342%, 10/30/2007	50,000	50,000
Total Floating Rate Funding Agreements
(Cost $131,266)		131,266

Fixed Rate Corporate Note - 0.4%
Wells Fargo Bank Note
5.450%, 10/26/2007
(Cost $50,000)	50,000	50,000

Repurchase Agreements - 38.9%
ABN AMRO
5.350%, dated 09/28/2007, matures 10/01/2007, repurchase price $625,279 (collateralized by various securities: Total market value $659,645)	625,000	625,000
Barclays
5.330%, dated 09/28/2007, matures 10/01/2007, repurchase price $100,044 (collateralized by various securities: Total market value $106,306)	100,000	100,000
5.330%, dated 09/28/2007, matures 10/01/2007, repurchase price $400,178 (collateralized by various securities: Total market value $420,000)	400,000	400,000
Bear Stearns
5.375%, dated 09/28/2007, matures 10/01/2007, repurchase price $175,078 (collateralized by various securities: Total market value $179,765)	175,000	175,000
BNP Paribas
5.400%, dated 09/28/2007, matures 10/01/2007, repurchase price $200,090 (collateralized by U.S. Government securities: Total market value $214,220)	200,000	200,000
Citigroup
5.330%, dated 09/28/2007, matures 10/01/2007, repurchase price $75,033 (collateralized by various securities: Total market value $82,500)	75,000	75,000
5.330%, dated 09/28/2007, matures 10/01/2007, repurchase price $150,067 (collateralized by various securities: Total market value $164,580)	150,000	150,000
5.350%, dated 09/28/2007, matures 10/01/2007, repurchase price $150,067 (collateralized by various securities: Total market value $163,798)	150,000	150,000
Credit Suisse
5.100%, dated 09/28/2007, matures 10/01/2007, repurchase price $4,002 (collateralized by various securities: Total market value $4,201)	4,000	4,000
5.100%, dated 09/28/2007, matures 10/01/2007, repurchase price $5,002 (collateralized by various securities: Total market value $5,252)	5,000	5,000
5.340%, dated 09/28/2007, matures 10/01/2007, repurchase price $4,002 (collateralized by U.S. Government securities: Total market value $4,080)	4,000	4,000
5.340%, dated 09/28/2007, matures 10/01/2007, repurchase price $4,002 (collateralized by various securities: Total market value $4,201)	4,000	4,000
5.340%, dated 09/28/2007, matures 10/01/2007, repurchase price $10,004 (collateralized by various securities: Total market value $10,500)	10,000	10,000
5.340%, dated 09/28/2007, matures 10/01/2007, repurchase price $15,007 (collateralized by various securities: Total market value $15,750)	15,000	15,000
5.340%, dated 09/28/2007, matures 10/01/2007, repurchase price $20,009 (collateralized by various securities: Total market value $21,002)	20,000	20,000
5.340%, dated 09/28/2007, matures 10/01/2007, repurchase price $35,016 (collateralized by various securities: Total market value $36,750)	35,000	35,000
5.350%, dated 09/28/2007, matures 10/01/2007, repurchase price $325,145 (collateralized by various securities: Total market value $357,504)	325,000	325,000
Deutsche Bank
5.320%, dated 09/28/2007, matures 10/01/2007, repurchase price $200,089 (collateralized by various securities: Total market value $210,000)	200,000	200,000
5.370%, dated 09/28/2007, matures 10/01/2007, repurchase price $410,183 (collateralized by various securities: Total market value $430,500)	410,000	410,000
Goldman Sachs
5.400%, dated 09/28/2007, matures 10/01/2007, repurchase price $625,281 (collateralized by various securities: Total market value $637,756)	625,000	625,000
Lehman Brothers
5.330%, dated 09/28/2007, matures 10/01/2007, repurchase price $200,089 (collateralized by various securities: Total market value $215,006)	200,000	200,000
5.350%, dated 09/28/2007, matures 10/01/2007, repurchase price $150,067 (collateralized by various securities: Total market value $160,004)	150,000	150,000
5.400%, dated 09/28/2007, matures 10/01/2007, repurchase price $17,008 (collateralized by various securities: Total market value $18,700)	17,000	17,000
Merrill Lynch
5.350%, dated 09/28/2007, matures 10/01/2007, repurchase price $20,009 (collateralized by various securities: Total market value $21,004)	20,000	20,000
5.350%, dated 09/28/2007, matures 10/01/2007, repurchase price $100,045 (collateralized by various securities: Total market value $105,002)	100,000	100,000
5.350%, dated 09/28/2007, matures 10/01/2007, repurchase price $100,045 (collateralized by various securities: Total market value $105,002)	100,000	100,000
5.350%, dated 09/28/2007, matures 10/01/2007, repurchase price $120,054 (collateralized by various securities: Total market value $126,004)	120,000	120,000
Morgan Stanley
5.200%, dated 09/28/2007, matures 10/01/2007, repurchase price $8,951 (collateralized by U.S. Government securities: Total market value $9,130)	8,947	8,947
5.200%, dated 09/28/2007, matures 10/01/2007, repurchase price $208,090 (collateralized by U.S. Government securities: Total market value $212,259)	208,000	208,000
5.320%, dated 09/28/2007, matures 10/01/2007, repurchase price $15,007 (collateralized by U.S. Government securities: Total market value $15,800)	15,000	15,000
5.320%, dated 09/28/2007, matures 10/01/2007, repurchase price $40,018 (collateralized by U.S. Government securities: Total market value $43,000)	40,000	40,000
5.320%, dated 09/28/2007, matures 10/01/2007, repurchase price $227,101 (collateralized by U.S. Government securities: Total market value $239,206)	227,000	227,000
5.320%, dated 09/28/2007, matures 10/01/2007, repurchase price $242,107 (collateralized by U.S. Government securities: Total market value $255,641)	242,000	242,000
Total Repurchase Agreements
(Cost $4,979,947)		4,979,947

Money Market Funds - 7.4%	SHARES
AIM Short Term Investments Trust Liquid Assets Portfolio	50,452,694	50,453
Credit Suisse Institutional Money Market Prime Fund	150,000,000	150,000
Janus Institutional Money Market Fund	200,000,000	200,000
Reserve Primary Fund Class 12	490,000,000	490,000
Reserve Yield Plus Fund	50,000,000	50,000
Total Money Market Funds
(Cost $940,453)		940,453

Total Investments - 100.0%
(Cost $12,791,198)		12,791,198
Other Assets and Liabilities, Net - 0.0%		5,291
Total Net Assets - 100.0%		$12,796,489

All dollars are rounded to thousands (000)

+
Security valuations for the portfolio’s investments are stated at amortized cost, which approximates market value. Under the amortized cost method, any discount or premium is amortized ratably to the expected maturity of the security and is included in interest income. In accordance with Rule 2a-7 of the 1940 Act, the market values of the securities held in the portfolio are determined weekly using prices supplied by the portfolio's pricing services. These values are then compared to the securities' amortized cost. Securities whose market price varies by more than 0.5% are identified and validated with the pricing service. If the advisor concludes that the price obtained from the pricing service is not reliable, or if the pricing service does not provide a price for a security, the advisor will use the fair value of the security for purposes of this comparison, which will be determined pursuant to procedures approved by the Board of Trustees.

If the difference between the aggregate market price and aggregate amortized cost of all securities held by the portfolio exceeds 0.25%, the portfolio's administrator will notify the portfolio's Board of Trustees and will monitor the deviation on a daily basis. If the difference exceeds 0.50%, a meeting of the Board of Trustees will be convened and the Board of Trustees will determine what action, if any, to take.

(a)
Security sold within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers."  Unless otherwise indicated, these securities have been determined to be liquid under the guidelines established by the Board of Trustees.  As of September 30, 2007, the value of these investments was $5,861,482 or 45.8% of total net assets.

(b)	Variable Rate Security - The rate shown is the rate in effect as of September 30, 2007. The date shown is the next reset date.
(c)	Illiquid security - A security may be considered illiquid if it lacks a readily available market. As of September 30, 2007, the value of these investments was $2,842,625 or 22.2% of total net assets.
(d)	As of November 26, 2007, the portfolio no longer holds KKR Atlantic Funding Trust, KKR Pacific Funding Trust, Ottimo Funding, and Axon Financial.

Schedule of Investments September 30, 2007 (unaudited), all dollars are rounded to thousands (000)

Mount Vernon Securities Lending Trust Short-Term Bond Portfolio

DESCRIPTION	PAR	VALUE +
Commercial Paper - 24.4%
Asset-Backed (a) - 9.6%
CAFCO LLC
6.150%, 10/11/2007	$75,000	74,872
Falcon Asset Securitization
6.050%, 10/05/2007	75,000	74,949
Kitty Hawk Funding
6.250%, 10/10/2007	45,000	44,930
Ranger Funding
6.250%, 10/01/2007	15,500	15,500
5.150%, 10/05/2007	22,000	21,987
Sheffield
5.250%, 10/05/2007	30,000	29,983
5.350%, 10/09/2007	36,000	35,957
Variable Funding
5.520%, 10/03/2007	30,000	29,991
5.530%, 10/15/2007	30,777	30,711
Windmill Funding
5.170%, 10/23/2007	30,000	29,905
Total Asset-Backed		388,785

Non-Asset-Backed - 2.1%
Kommunalkredit
5.110%, 10/22/2007 (a)	35,000	34,896
Societe Generale
5.150%, 11/05/2007	50,000	50,000
Total Non-Asset-Backed		84,896

Secured Liquidity Notes (a) (b) (c) - 12.7%
KKR Atlantic Funding
5.758%, 10/19/2007 (d) (e)	119,294	118,745
KKR Pacific Funding
6.069%, 10/26/2007 (d) (e)	38,481	38,065
LEAFS LLC
5.496%, 10/22/2007	67,330	67,330
Ottimo Funding (d) (f)
5.379%, 10/10/2007	10,272	9,886
5.746%, 10/10/2007	46,232	44,494
6.048%, 10/17/2007	10,115	9,735
Rams Funding
5.753%, 10/19/2007	56,762	56,762
5.386%, 10/22/2007	5,885	5,885
5.399%, 10/22/2007	59,973	59,973
5.386%, 10/23/2007	14,050	14,050
5.379%, 10/29/2007	28,985	28,985
5.379%, 10/29/2007	26,985	26,985
Thornburg Mortgage Capital
5.645%, 10/03/2007	30,000	29,999
Total Secured Liquidity Notes		510,894
Total Commercial Paper
(Cost $988,044)		984,575

Floating Rate Corporate Notes (c) - 15.3%
American Express Bank
5.556%, 10/22/2007	45,000	45,000
5.189%, 10/26/2007	45,000	45,000
American Express Credit
5.880%, 10/09/2007	30,000	30,000
Credit Suisse
5.420%, 10/01/2007	50,000	50,000
General Electric Capital (a)
5.370%, 10/01/2007	60,000	60,000
5.380%, 10/01/2007	35,000	35,000
Goldman Sachs Group
5.226%, 10/23/2007	50,000	50,000
JP Morgan Master Note
5.330%, 10/01/2007	100,000	100,000
Lehman Brothers Holding
5.206%, 10/23/2007	40,000	40,000
MBIA Global Funding
5.350%, 10/01/2007 (a)	50,000	50,000
PYXIS
5.516%, 10/22/2007 (a) (b)	35,000	35,000
SLM
5.460%, 10/01/2007	75,000	75,000
Total Floating Rate Corporate Notes
(Cost $615,000)		615,000

Extendible Floating Rate Corporate Notes (c) - 10.7%
Bayerische Landesbank NY
5.196%, 10/24/2007 (a)	48,850	48,850
Dekabank Deutsche Girozentrale
5.400%, 10/19/2007 (a)	23,950	23,950
Depfa Bank
5.754%, 12/17/2007 (a)	71,832	71,831
General Electric Capital
5.878%, 10/17/2007 (a)	47,890	47,890
HBOS Treasury Services
5.790%, 10/01/2007 (a)	23,945	23,945
Jackson National Life Funding
5.843%, 10/15/2007 (a)	23,950	23,950
Merrill Lynch
5.800%, 10/04/2007	23,950	23,950
MetLife Global Funding (a)
5.853%, 10/15/2007	19,160	19,160
5.239%, 10/29/2007	25,860	25,860
Monumental Global Funding
5.410%, 10/01/2007 (a)	50,000	50,000
Morgan Stanley (a)
5.878%, 10/15/2007	23,950	23,950
5.219%, 10/29/2007	23,940	23,940
WestLB AG New York
5.880%, 10/10/2007 (a)	23,940	23,940
Total Extendible Floating Rate Corporate Notes
(Cost $431,217)		431,216

Structured Notes (a) (b) (c) - 6.5%
CCN Independence
5.833%, 10/15/2007	25,000	25,000
5.833%, 10/15/2007	71,900	71,900
CCN Orchard Park
5.878%, 10/09/2007	35,004	35,004
5.878%, 10/09/2007	57,260	57,260
Duke Funding
5.430%, 10/09/2007	23,950	23,950
Shiprock Finance
Series 2007-4A, Class A
5.198%, 10/31/2007	48,939	48,939
Total Structured Notes
(Cost $262,053)		262,053

Certificates of Deposit - 2.6%
Barclays Bank NY
5.100%, 10/26/07	30,000	30,000
Natexis
5.415%, 10/01/2007 (c)	75,000	75,000
Total Certificates of Deposit
(Cost $105,000)		105,000

Structured Investment Vehicles (a) (c) - 2.5%
CC USA
5.328%, 10/01/2007	50,000	50,000
Sigma Finance
5.520%, 10/01/2007	50,000	49,979
Total Structured Investment Vehicles
(Cost $99,979)		99,979

Collateralized Mortgage Obligation, Asset-Backed - 1.4%
Whitehawk Funding
Series 2004-1A, Class A1H
5.744%, 12/15/2007 (a) (c)
(Cost $55,000)	55,000	54,472

Floating Rate Funding Agreements (b) (c) - 1.3%
Genworth Life Insurance Company
5.440%, 10/19/2007	28,734	28,734
United Of Omaha Life Insurance Company
5.745%, 10/01/2007	25,000	25,000
Total Floating Rate Funding Agreements
(Cost $53,734)		53,734

Repurchase Agreements - 28.8%
ABN AMRO
5.350%, dated 09/28/2007, matures 10/01/2007,	195,000	195,000
repurchase price $195,087 (collateralized by various securities:
Total market value $204,750)
Bear Stearns
5.375%, dated 09/28/2007, matures 10/01/2007,	25,000	25,000
repurchase price $25,011 (collateralized by various securities:
Total market value $26,292)
5.350%, dated 09/28/2007, matures 10/01/2007,	50,000	50,000
repurchase price $50,022 (collateralized by various securities:
Total market value $54,479)
BNP Paribas
5.400%, dated 09/28/2007, matures 10/01/2007,	50,000	50,000
repurchase price $50,023 (collateralized by various securities:
Total market value $53,000)
Citigroup
5.330%, dated 09/28/2007, matures 10/01/2007,	175,000	175,000
repurchase price $175,078 (collateralized by various securities:
Total market value $192,500)
Credit Suisse
5.340%, dated 09/28/2007, matures 10/01/2007,	10,000	10,000
repurchase price $10,004 (collateralized by various securities:
Total market value $10,501)
5.350%, dated 09/28/2007, matures 10/01/2007,	140,000	140,000
repurchase price $140,062 (collateralized by various securities:
Total market value $154,001)
Deutsche Bank
5.370%, dated 09/28/2007, matures 10/01/2007,	190,000	190,000
repurchase price $190,085 (collateralized by various securities:
Total market value $199,500)
Goldman Sachs
5.400%, dated 09/28/2007, matures 10/01/2007,	140,000	140,000
repurchase price $140,063 (collateralized by various securities:
Total market value $142,858)
Lehman Brothers
5.400%, dated 09/28/2007, matures 10/01/2007,	18,000	18,000
repurchase price $18,008 (collateralized by various securities:
Total market value $19,801)
5.400%, dated 09/28/2007, matures 10/01/2007,	35,000	35,000
repurchase price $35,016 (collateralized by various securities:
Total market value $38,502)
5.400%, dated 09/28/2007, matures 10/01/2007,	51,000	51,000
repurchase price $51,023 (collateralized by various securities:
Total market value $56,102)
Merrill Lynch
5.350%, dated 09/28/2007, matures 10/01/2007,	80,000	80,000
repurchase price $80,036 (collateralized by various securities:
Total market value $84,005)

Total Repurchase Agreements
(Cost $1,159,000)		1,159,000

Money Market Funds - 6.4%	SHARES
AIM Short Term Investments Trust Liquid Assets Portfolio	8,539,818	8,540
Credit Suisse Institutional Money Market Prime Fund	50,000,000	50,000
Reserve Primary Fund Class 12	150,000,000	150,000
Reserve Yield Plus Fund	50,000,000	50,000
Total Money Market Funds
(Cost $258,540)		258,540

Total Investments - 99.9%
(Cost $4,027,567)		4,023,569
Other Assets and Liabilities, Net - 0.1%		3,380
Total Net Assets - 100.0%		$4,026,949

+
Security valuations for the portfolio's investments are furnished by an independent pricing service that has been approved by the portfolio's Board of Trustees. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the portfolio's Board of Trustees. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of September 30, 2007, the portfolio held fair valued securities indicated by footnote (d).

(a)
Security sold within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers."  Unless otherwise indicated, these securities have been determined to be liquid under the guidelines established by the Board of Trustees.  As of September 30, 2007, the value of these investments was $1,938,345 or 48.1% of total net assets.

(b)	Illiquid Security - A security may be considered illiquid if it lacks a readily available market. As of September 30, 2007, the value of these investments was $861,681 or 21.4% of total net assets.
(c)	Variable Rate Security - The rate shown is the rate in effect as of September 30, 2007. The date shown is the next reset date.
(d)
Although these securities have 60 days or less remaining to maturity, they have been fair valued. As of September 30, 2007, the fair value of these investments was $220,925 or 5.5% of total net assets.

(e)
On October 15, 2007, securities issued by KKR Atlantic Funding Trust ("KKR Atlantic") and KKR Pacific Funding Trust ("KKR Pacific") were restructured. As of that date, the portfolio owned $118,206 principal amount of amended notes issued by KKR Atlantic and $38,152 principal amount of amended notes issued by KKR Pacific. The amended notes issued by each trust mature on March 13, 2008, with 50% of the principal amount subject to mandatory prepayment on February 15, 2008. The notes bear interest at the London Interbank Offered Rate ("LIBOR") plus 35 basis points, reset monthly, and are subject to mandatory prepayment from available cash flows from the liquidation of collateral.

(f)
The secured liquidity notes ("SLNs") issued by Ottimo Funding Ltd. ("Ottimo") have been restructured. Effective November 1, 2007, each beneficial owner of SLNs exchanged such beneficial owner's SLNs for notes (the "New Notes") issued by a new entity, Issuer Entity, LLC ("Issuer Entity"), in an amount equal to the aggregate outstanding principal amount of all the SLNs owned by such beneficial owner, plus accrued and/or accreted interest through the date of issuance of the New Notes. Issuer Entity then tendered SLNs as payment of the purchase price for the collateral which had been owned by Ottimo (and which had secured the SLNs), in an auction conducted pursuant to the Uniform Commercial Code and the terms of the transaction documents governing the SLNs. Issuer Entity acquired the collateral free and clear of any lien or interest on the part of the holders of Ottimo subordinated notes. As a result of this acquisition, each former owner of SLNs now holds New Notes secured by collateral which had secured the SLNs. The New Notes mature on October 30, 2008 and pay interest at a rate based on the weighted average coupon rate of the underlying collateral.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Mount Vernon Securities Lending Trust

By (Signature and Title)   /s/Thomas S. Schreier
  Thomas S. Schreier, Jr., President

Date   November 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)   /s/Thomas S. Schreier
  Thomas S. Schreier, Jr.,
  President

Date   November 27, 2007

By (Signature and Title)   /s/Charles D. Gariboldi, Jr.
  Charles D. Gariboldi, Jr.,
  Treasurer

Date   November 27, 2007